Investment Objectives and Goals	Aug. 27, 2024
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Genter Capital Taxable Quality Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Taxable Quality Intermediate ETF (the “Fund”) seeks current income with limited risk to principal
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Genter Capital Municipal Quality Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Municipal Quality Intermediate ETF (the “Fund”) seeks current income free from federal income tax
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.